Issuance of Shares - Schedule of Issuance of Shares (Details)	12 Months Ended
	Dec. 31, 2023 MYR (RM) shares	Dec. 31, 2023 USD ($) shares
Ordinary shares [member]
Schedule of Issuance of Shares [Line Items]
Balance (in Shares) | shares	10,800,000	10,800,000
Balance (in Shares) | shares	10,800,000	10,800,000
Issued capital [member]
Schedule of Issuance of Shares [Line Items]
Balance	RM 2,515,899
Issuance of shares from Sagfood (Malaysia) Sdn Bhd towards Maybank Trustees Berhad	336,217
Equity transaction movement	2,019
Disposition of Sagfood (Malaysia) Sdn Bhd	(1,708,355)
Balance	RM 1,145,780	$ 249,669